SEGMENT REPORTING (Details) - segment	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Number of operating segments (in segment)	1
Geographic Concentration Risk [Member] | PRC [Member] | Total revenue [Member]
Concentration risk threshold percentage	90.00%	90.00%